INCOME TAXES - Federal Income Tax Returns by Jurisdiction (Details)	12 Months Ended
Dec. 31, 2020
United States - Federal | Minimum
Income Taxes
Open Years	2015
United States - Federal | Maximum
Income Taxes
Open Years	2019
Canada | Minimum
Income Taxes
Open Years	2005
Canada | Maximum
Income Taxes
Open Years	2019
Germany | Minimum
Income Taxes
Open Years	2014
Germany | Maximum
Income Taxes
Open Years	2019
France | Minimum
Income Taxes
Open Years	2013
France | Maximum
Income Taxes
Open Years	2019
China | Minimum
Income Taxes
Open Years	2016
China | Maximum
Income Taxes
Open Years	2019
Ireland | Minimum
Income Taxes
Open Years	2016
Ireland | Maximum
Income Taxes
Open Years	2019
Netherlands | Minimum
Income Taxes
Open Years	2019
Netherlands | Maximum
Income Taxes
Open Years	2016
Australia | Minimum
Income Taxes
Open Years	2011
Australia | Maximum
Income Taxes
Open Years	2019